Financial Instruments - Summary of Exposure to Credit Risk and ECLs for Loans and Advances (Detail) - Loans to consumers [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Gross carrying amount	$ 306	$ 207
Loss allowance	$ (34)	$ (22)
Current (not past due) [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	5.63%	4.49%
Gross carrying amount	$ 258	$ 172
Loss allowance	$ (14)	$ (8)
Credit- impaired	No	No
1 – 30 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	16.23%	14.61%
Gross carrying amount	$ 27	$ 17
Loss allowance	$ (4)	$ (2)
Credit- impaired	No	No
31 – 60 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	54.44%	39.50%
Gross carrying amount	$ 6	$ 6
Loss allowance	$ (3)	$ (2)
Credit- impaired	No	No
61 – 90 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	69.52%	66.72%
Gross carrying amount	$ 5	$ 4
Loss allowance	$ (4)	$ (3)
Credit- impaired	No	No
91 – 120 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	87.58%	92.02%
Gross carrying amount	$ 4	$ 4
Loss allowance	$ (4)	$ (3)
Credit- impaired	Yes	Yes
More than 121 days [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	91.18%	91.11%
Gross carrying amount	$ 6	$ 4
Loss allowance	$ (5)	$ (4)
Credit- impaired	Yes	Yes